SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 691,970	$ 770,402
Operating lease right-of-use assets, accumulated amortization	(258,689)	(74,831)
Operating lease right-of-use assets, net	433,281	695,571
Operating lease liabilities, current	345,932	336,046
Operating lease liabilities, non-current	9,189	351,856
Total operating lease liabilities	$ 355,121	$ 687,902